SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of consolidation
b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries, in which the Company has a controlling voting interest and entities consolidated under the variable interest entities ("VIE") provisions of ASC 810, "Consolidation" ("ASC 810"). Inter-company balances and transactions have been eliminated upon consolidation.

The Company also applies the provisions of ASC 810 which provides a framework for identifying VIEs and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

Most of the activity of Gilat Colombia consists of operating subsidized projects for the governmental authority, dirección de conectividad (“DirCon”), which was formerly known as Compartel. The DirCon projects were originally awarded to Gilat's Colombian subsidiaries in 1999 and 2002 and were extended several times. An additional DirCon project that was awarded to Gilat Colombia in 2011 was completed in December 2013. Gilat Colombia was awarded another DirCon project in 2013 which is scheduled to be completed in 2018.

As required by the DirCon projects' bid documents, the Group established trusts (the "Trusts") and entered into governing trust agreements (one for each project awarded) (collectively, the "Trust Agreements"). The Trusts were established for the purpose of holding the network equipment, processing payments to subcontractors, and holding the funds received through the subsidies provided by DirCon (each a "Subsidy" and collectively the “Subsidies”) until they are released in accordance with the terms of each Subsidy and paid to the Group. The Trusts are a mechanism to allow the government of Colombia to review the amounts of each Subsidy and verify that such funds are used in accordance with the transaction documents of each project and the terms of the Subsidy. Gilat Colombia generates revenues from the Subsidies as well as from the use of the networks that it operates.

The Trusts are considered VIEs and Gilat Colombia is identified as the primary beneficiary of the Trusts.

Under ASC 810 the Company performs ongoing reassessments of whether it is the primary beneficiary of a VIE. As the assessment of Company's management is that the Company has the power to direct the activities of a VIE that most significantly impact the VIE's activities ( the responsibility for establishing and operating the networks), and the obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE's economic performance, it was therefore concluded by management that the Company is the primary beneficiary of the Trusts. As such, the Trusts were consolidated in the financial statements of the Company since their inception.

As of September 30, 2015 and December 31, 2014, the Trusts' assets amounted to $1,204 and $15,441, respectively. These assets are consolidated within the financial statements of the Company and are classified as "Restricted cash held by trustees".

As of September 30, December 31, 2014, the Trusts' liabilities amounted to $2,614 and $12,858, respectively. These liabilities are consolidated within the financial statements of the Company and mainly classified as "Short-term advances from customers, held by trustees".

Impact of recently issued accounting standards
c.	Impact of recently issued accounting standards:

In May 2014, FASB and IASB issued ASU 2014-09, "Revenue from Contracts with Customers" (Topic 606), Presentation of new revenue recognition standard that will supersede existing revenue guidance under US GAAP and IFRS, which is effective for annual reporting periods beginning after December 15, 2016. ASU 2014-09 will require the core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under today's guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation.

In July 2015, the FASB affirmed its proposal to defer the effective date of the guidance in ASU 2014-09 for all entities by one year. As a result, if the proposal is formally adopted by the issuance of a new ASU, the new revenue standard (currently discussed in ASU 2014-09) would be effective for the Company for annual reporting periods beginning after December 15, 2017. The FASB also affirmed its proposal to permit all entities to early adopt the guidance in the new revenue standard, but not before annual periods beginning after December 15, 2016. The Company is currently in the process of evaluating the effect the adoption of ASU 2014-09 may have on its consolidated financial statements.